Financial statements preparation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	$ 27,883	$ 26,100
AASB 9 - Expected impact
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	(709)
Available-for-sale financial assets to reclassify to amortised cost	$ 800